Designated Accounting Hedges - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2017 CAD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 USD ($)
Disclosure of financial assets [line items]
Liabilities designated as hedging instruments	$ 1,222	$ 1,303
Cash flow hedges [member]
Disclosure of financial assets [line items]
Liabilities designated as hedging instruments	315
Cash flow hedges [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Cash flows designated in cash flow hedges expected to affect net income	332
Cash flow hedges [member] | 1 - 3 years [member]
Disclosure of financial assets [line items]
Cash flows designated in cash flow hedges expected to affect net income	189
Cash flow hedges [member] | 3 - 8 years [member]
Disclosure of financial assets [line items]
Cash flows designated in cash flow hedges expected to affect net income	8
Fair value hedges [member]
Disclosure of financial assets [line items]
Liabilities designated as hedging instruments	907
Fair value hedges [member] | Foreign Currency Derivatives [member] | Foreign exchange risk [member]
Disclosure of financial assets [line items]
Liabilities designated as hedging instruments			$ 45
Net investment in foreign operations [member]
Disclosure of financial assets [line items]
Liabilities designated as hedging instruments	$ 0
Net investment in foreign operations [member] | Foreign Currency Derivatives [member]
Disclosure of financial assets [line items]
Liabilities designated as hedging instruments			$ 17,900